Investments in Associates and other Companies	12 Months Ended
Dec. 31, 2019
Investments In Associates And Other Companies
INVESTMENTS IN ASSOCIATES AND OTHER COMPANIES

NOTE 12

INVESTMENTS IN ASSOCIATES AND OTHER COMPANIES

a)	Investments in associates and other, are shown in the following table:

				Investment
	Ownership interest As of December 31			Carrying value As of December 31,			Profit and loss As of December 31,
	2019 MCh$	2018 MCh$	2017 MCh$	2019 MCh$	2018 MCh$	2017 MCh$	2019 MCh$	2018 MCh$	2017 MCh$
Company
Redbanc S.A. (*)	-	33,43	33,43	-	2,822	2,537	-	-	-
Transbank S.A. (*)	-	25,00	25,00	-	17,651	14,534	-	-	-
Centro de Compensación Automatizado S.A.	33,33	33,33	33,33	2,184	1,894	1,589	293	305	236
Sociedad Interbancaria de Depósito de Valores S.A.	29,29	29,29	29,29	1,485	1,233	1,087	252	223	235
Cámara de Compensación de Alto Valor S.A. (1)	15,00	15,00	15,00	958	945	909	29	58	66
Administrador Financiero del Transantiago S.A.	20,00	20,00	20,00	3,986	3,680	3,098	390	582	317
Sociedad Nexus S.A. (*)	-	12,90	12,90	-	2,279	1,911	-	-	-
Servicios de Infraestructura de Mercado OTC S.A.	12,07	12,48	12,48	1,556	1,491	1,489	60	57	115
Subtotal				10,169	31,995	27,154	1,024	1,225	969
Shares or rights in other companies
Bladex				-	-	136	13	19	25
Stock Exchanges				-	-	287	109	148	150
Others				8	8	8	-	(67)	-
Total				10,177	32,003	27,585	1,146	1,325	1,144

(*)	The Bank has entered into a process of selling the shares in Redbanc S.A., Transbank S.A. and Nexus SA, therefore, the treatment established in IFRS 5 "Non-current assets held for sale and discontinued operations" has been applied, on the participation of said companies, which is described in Note 1 v) and Note 39.
(1)	In February 2017, Banco Paris sold to Banco Santander a portion of its interest in the companies "Sociedad Operadora de la Cámara de Compensación de pagos de Alto Valor S.A.", the Bank's share increased to 15,00%.

As described in Note 1 g), the Bank has irrevocably designated its shares in Bladex and Stock exchange at fair value through other comprehensive income (FVOCI) Related dividends are recognised in the income statements under "Income from investments in associates and other companies". The fair value of these equity investments is as follows:

	December 31,
	2019	2018
	MCh$	MCh$
Bladex	328	329
Stock exchange	154	154
Total	482	483

b)	Summary of financial information of associates as of and for the years ended December 31, 2019, 2018 and 2017:

As of December 31,
	2019				2018				2017
	Assets	Liabilities	Equity	Net income	Assets	Liabilities	Equity	Net income	Assets	Liabilities	Equity	Net income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Redbanc S.A.	23,413	14,106	8,441	866	20,825	12,469	7,505	851	21,235	13,751	6,428	1,056
Transbank S.A.	1,217,448	1,133,441	70,605	13,402	904,558	835,200	56,888	12,470	822,487	765,683	48,709	8,095
Centro de Compensación Automatizado S.A.	8,550	1,998	5,671	881	7,073	1,480	4,677	916	6,871	2,174	3,989	708
Sociedad Interbancaria de Depósito de Valores S.A.	5,074	4	4,209	861	4,392	230	3,400	762	3,720	60	2,858	802
Cámara de Compensación de Alto Valor S.A.	7,372	986	6,193	193	6,728	622	5,722	384	6,338	500	5,399	439
Administrador Financiero del Transantiago S.A.	54,712	34,787	17,978	1,947	55,818	37,419	15,490	2,909	51,304	35,814	13,907	1,583
Sociedad Nexus S.A.	31,147	13,471	17,660	16	35,139	18,335	13,955	2,849	32,669	18,888	10,354	3,427
Servicios de Infraestructura de Mercado OTC S.A.	15,152	2,682	11,993	477	25,273	13,313	11,506	454	17,913	6,414	10,963	536
Total	1,362,868	1,201,475	142,750	18,643	1,059,806	919,068	119,143	21,595	962,537	843,284	102,607	16,646

c)	Restrictions over the ability of associated companies to transfer funds to investors.

There are no significant restrictions regarding the capacity of associates to transfer funds, whether in cash dividends, refund of loans, or advance payments to the Bank.

d)	Activity with respect to investments in other companies during 2019, 2018 and 2017 is as follows:

	As of December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$

Opening balance as of January 1,	32,003	27,585	23,780
Acquisition of investments	-	-	3
Sale of investments	-	-	-
Participation in income	1,146	1,325	1,144
Dividends received	(130)	(38)	(116)
Other adjustments	(22,842)	3,131	2,774

Total	10,177	32,003	27,585

(*) The Bank has entered into a process of selling the shares in Redbanc S.A., Transbank S.A. and Nexus SA, As such, these investment have been reclassified to held for sale and presented under Other assets in the Consolidated Statement of Financial Position.